Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(In millions except per share amounts)	2012	2011	2010

Income from Continuing Operations	$1,258.4	$1,023.4	$986.1
(Loss) Income from Discontinued Operations	(19.2)	1.7	47.0
(Loss) Gain on Disposal of Discontinued Operations, Net	(61.3)	304.8	2.5

Net Income	1,177.9	1,329.9	1,035.6

Less: Income Allocable to Participating Securities	—	—	(0.2)

Net Income for Earnings per Share	$1,177.9	$1,329.9	$1,035.4

Basic Weighted Average Shares	363.8	380.8	403.3
Plus Effect of:
Convertible debentures	—	0.6	2.9
Stock options and restricted units	2.8	3.4	3.2

Diluted Weighted Average Shares	366.6	384.8	409.4

Basic Earnings per Share:
Continuing operations	$3.46	$2.69	$2.45
Discontinued operations	(.22)	.80	.12

	$3.24	$3.49	$2.57

Diluted Earnings per Share:
Continuing operations	$3.43	$2.66	$2.41
Discontinued operations	(.22)	.80	.12

	$3.21	$3.46	$2.53